SALES	12 Months Ended
Dec. 31, 2018
Sales [Abstract]
SALES
NOTE 16 – SALES

The Company’s sales by product categories for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Plasma products:
Human Albumin	149,369,846	132,498,791	133,712,663
Immunoglobulin products:
Human Immunoglobulin for Intravenous Injection	113,490,790	117,511,797	117,891,410
Other Immunoglobulin products	59,470,912	50,147,328	40,105,561
Others	31,677,439	21,049,636	17,281,111
Placenta Polypeptide	68,157,257	49,199,288	32,178,681
Biopharmaceutical products	422,166,244	370,406,840	341,169,426
Artificial Dura Mater	40,644,561	-	-
Others	4,066,764	-	-
Biomaterial products	44,711,325	-	-
Total	466,877,569	370,406,840	341,169,426

The Company’s sales by channel for the years ended December 31, 2018, 2017 and 2016 are as follows:

	For the Years Ended
	December 31, 2018	December 31, 2017	December 31, 2016
	USD	USD	USD
Plasma products:
Distributors	174,698,620	126,381,596	120,297,097
Hospitals and inoculation centers	179,310,367	194,825,956	188,693,648
	354,008,987	321,207,552	308,990,745
Placenta Polypeptide:
Distributors	68,157,257	49,199,288	32,178,681
Total Biopharmaceutical products	422,166,244	370,406,840	341,169,426
Biomaterial products:
Distributors	42,717,750	-	-
Hospitals	1,993,575	-	-
Total Biomaterial products	44,711,325	-	-
Total	466,877,569	370,406,840	341,169,426